Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents	$ 54,355,000	$ 461,000
Accounts receivable, net	181,000	264,000
Inventories	0	558,000
Notes receivable	1,859,000	0
Other Current Assets	22,027,000	807,000
Assets, Current	78,422,000	2,090,000
Notes receivable	11,988,000	3,207,000
Long-term Investments	19,949,000	2,100,000
Intangible Assets, Net	63,017,000	2,608,000
Goodwill	0	1,385,000
Other Assets	102,548,000	443,000
Total Assets	275,924,000	11,833,000
Accounts Payable	1,252,000	1,976,000
Accrued Liabilities	3,250,000	958,000
Accrued Payroll and Employee Compensation	199,000	293,000
Deferred Revenue	210,000	657,000
Secured Debt, Current	0	1,121,000
Debt, Related Party	0	304,000
Line of credit	0	406,000
Other Current Liabilities	297,000	90,000
Liabilities, Current	5,208,000	5,805,000
Deferred Revenue, long-term	58,000	301,000
Unsecured Long-term Debt, Noncurrent	0	672,000
Other Non-current Liabilities	1,032,000	46,000
Total Liabilities	6,298,000	6,824,000
Commitments and Contingencies (Note 16)
Preferred shares, no par value, unlimited shares authorized, 96,000 and 9,355,778 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	42,350,000	11,769,000
Common shares, no par value; 63,566,403 and 7,867,186 shares issued and outstanding as of December 31, 2021 and 2020, respectively	444,265,000	192,406,000
Accumulated Other Comprehensive Loss	(1,794,000)	(1,791,000)
Accumulated Deficit	(215,195,000)	(197,375,000)
Total shareholders' equity	269,626,000	5,009,000
Total liabilities and shareholders' equity	$ 275,924,000	$ 11,833,000